Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ 414	$ 670	$ (839)
Less: Income from discontinued operations, net of tax	0	415	37
Adjustments to reconcile net income (loss) from continuing operations to net cash provided by operating activities from continuing operations:
Depreciation	301	325	355
DDI / Benson Matter provision	270	0	0
Amortization of upfront license fees	193	216	210
Amortization	191	201	211
Stock-based compensation	41	35	(7)
Foreign exchange loss (gain), net	36	(66)	309
Amortization of debt issuance cost	15	19	21
Loss on extinguishment of debt	13	92	28
Goodwill impairment	0	0	296
Deferred income taxes	(77)	38	(78)
Gain on sale of business	(278)	0	0
Other non-cash items, net	(14)	(2)	(2)
Changes in operating assets and liabilities, excluding the effects of acquisitions and divestitures:
Trade and other receivables	45	(95)	74
Inventories	(65)	(13)	17
Accounts payable	(22)	(36)	5
DDI / Benson Matter provision	(50)	0	0
Accrued interest payable	(11)	(33)	(18)
Accrued income taxes	(83)	47	17
Other assets and liabilities	(20)	27	32
Net cash provided by operating activities from continuing operations	899	1,010	595
Net cash (used in) provided by operating activities from discontinued operations	0	(31)	271
Net cash provided by operating activities	899	978	866
Cash flows from investing activities
Proceeds from sale of business, net of cash and restricted cash transferred	476	0	0
Proceeds from sale of assets	22	21	9
Business acquisitions, net of cash acquired	(142)	0	0
Capital expenditures	(317)	(238)	(255)
Other	3	1	12
Net cash provided by (used in) investing activities from continuing operations	42	(216)	(233)
Net cash provided by (used in) investing activities from discontinued operations	126	852	(35)
Net cash provided by (used in) investing activities	168	636	(269)
Cash flows from financing activities
Principal payments on long-term debt	(597)	(2,846)	(959)
Net (payments of) proceeds from short-term borrowings	(51)		(7)
Net (payments of) proceeds from short-term borrowings		51
Payments of debt issuance costs	(10)	(14)	(22)
Payments in connection with the extinguishment of debt	(9)	(85)	(25)
Proceeds from long-term debt	0	1,339	750
Net proceeds from (repayments of) Revolving Credit Facilities	72	17	(29)
Net receipts from (payments of) financial liabilities	75	(50)	67
Repurchases of common stock	(115)	(41)	0
Dividends paid	(161)	(41)	(41)
Dividends paid - non-controlling interests	(178)	(91)	(136)
Return of capital - non-controlling interests	(75)	(127)	(32)
Capital increase - non-controlling interests	3	12	8
Other	(19)	(23)	(11)
Net cash used in financing activities	(1,065)	(1,898)	(438)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	2	(284)	159
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	(70)	(37)	76
Cash and cash equivalents and restricted cash and cash equivalents at the beginning of the period	808	1,129	894
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period	740	808	1,129
Less: Cash and cash equivalents and restricted cash and cash equivalents of discontinued operations	0	0	23
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period of continuing operations	740	808	1,106
Cash paid during the period for:
Interest	298	369	410
Income taxes	335	188	89
Non-cash investing and financing activities:
Capital expenditures	$ 99	$ 26	$ 24